Condensed Financial Information of the Parent Company - Schedule of Parent Company Condensed Balance Sheets (Details) - USD ($)		Mar. 31, 2026		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ASSETS
Cash and cash equivalents		$ 28,175,865		$ 18,099,019
Advance to suppliers		2,179,102		301,050
Total Assets		34,754,574		21,663,508
LIABILITIES
Total liabilities		5,047,152		6,223,746
Shareholders’ Equity:
Ordinary shares, unlimited shares authorized, no par value, 958,077 class A ordinary shares issued and outstanding 4 class B ordinary shares issued as of March 31, 2026 (91,756 shares issued and outstanding as of March 31, 2025)	[1]	64,125,702		44,530,601
Accumulated other comprehensive loss		(197,878)		(1,075,522)
Total shareholders’ equity		29,707,422	[2]	15,439,762	$ 13,930,446	$ 14,691,295
Total liabilities and shareholders’ equity		34,754,574		21,663,508
Parent Company [Member]
ASSETS
Cash and cash equivalents		10,536,882		231,028
Advance to suppliers		270,000
Investments in subsidiaries and consolidated VIE		19,532,886		15,569,167
Total Assets		30,339,768		15,800,195
LIABILITIES
Accrued expenses and other liabilities		632,346		360,433
Total liabilities		632,346		360,433
Shareholders’ Equity:
Ordinary shares, unlimited shares authorized, no par value, 958,077 class A ordinary shares issued and outstanding 4 class B ordinary shares issued as of March 31, 2026 (91,756 shares issued and outstanding as of March 31, 2025)	[3]	64,125,702		44,530,601
Accumulated deficits		(34,220,402)		(28,015,317)
Accumulated other comprehensive loss		(197,878)		(1,075,522)
Total shareholders’ equity		29,707,422		15,439,762
Total liabilities and shareholders’ equity		$ 30,339,768		$ 15,800,195

[1]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.
[2]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.
[3]	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.